Stock-based Compensation - Fair Value of Stock Options (Details) - Stock options	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Risk-free interest rate (as a percent)	0.01%
Expected term (in years)	10 years
Expected dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	157.10%